Derivatives Instruments (Notional Volumes of Outstanding HFT Derivatives) (Details) - HFT derivatives MWh in Millions, MMBTU in Millions	12 Months Ended
Dec. 31, 2024 MMBTU MWh
Power | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Purchases | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2028
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2029 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Sales | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2028
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2029 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Natural gas | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	262
Natural gas | Purchases | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	111
Natural gas | Purchases | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	43
Natural gas | Purchases | 2028
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	30
Natural gas | Purchases | 2029 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	73
Natural gas | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	299
Natural gas | Sales | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	69
Natural gas | Sales | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	16
Natural gas | Sales | 2028
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	8
Natural gas | Sales | 2029 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	4